ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
1
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Shares Security Description Value
Common Stock - 82.2%
Australia - 9.0%
991 ARB Corp., Ltd. $ 8,711
3,625 Bravura Solutions, Ltd. 8,607
8,524 Duxton Water, Ltd. 6,816
7,502 MNF Group, Ltd. 21,457
3,117 SmartGroup Corp., Ltd. 9,375
8,243 Western Areas, Ltd. 9,862
64,828
Austria - 3.3%
811 FACC AG 6,972
569 Palfinger AG
(a)
10,430
200 Schoeller-Bleckmann Oilfield Equipment
AG 6,618
24,020
Belgium - 0.7%
176 Akka Technologies 4,804
Canada - 4.6%
3,900 Alithya Group, Inc., Class A
(a)
6,817
4,902 EXFO, Inc.
(a)
12,714
3,293 Extendicare, Inc. 13,525
33,056
China - 0.5%
35,528 Goodbaby International Holdings, Ltd.
(a)
3,895
Cyprus - 0.8%
5,144 Atalaya Mining PLC
(a)
5,431
France - 4.9%
263 Albioma SA 7,846
202 Devoteam SA 13,100
936 FIGEAC-AERO
(a)
4,542
455 Lectra 7,246
313 Maisons du Monde SA
(b)
2,522
35,256
Germany - 3.2%
753 Flatex AG
(a)
22,714
Hong Kong - 3.7%
16,700 C-Mer Eye Care Holdings, Ltd. 9,478
20,900 Nissin Foods Co., Ltd. 17,226
26,704
Ireland - 2.1%
13,030 Hibernia REIT PLC 15,262
Italy - 0.8%
949 doValue SpA
(b)
5,914
Japan - 28.3%
379 Anicom Holdings, Inc.
(a)
12,636
192 Digital Arts, Inc. 8,339
284 Hirata Corp. 12,163
626 Internet Initiative Japan, Inc. 20,639
624 Katitas Co., Ltd. 10,069
479 Makino Milling Machine Co., Ltd. 12,709
385 Mandom Corp. 7,415
1,059 Metaps, Inc.
(a)
4,688
1,376 Nihon Chouzai Co., Ltd. 21,179
652 Nippon Ceramic Co., Ltd. 11,194
1,091 Optex Group Co., Ltd. 10,146
1,976 Poletowin Pitcrew Holdings, Inc. 14,206
565 Taiyo Holdings Co., Ltd. 21,386
237 V Technology Co., Ltd. 6,899
2,978 Yumeshin Holdings Co., Ltd. 15,731
1,073 Zojirushi Corp. 14,779
204,178
Shares Security Description Value
Luxembourg - 1.3%
1,255 Solutions 30 SE
(a)
$ 9,613
New Zealand - 0.6%
6,378 Vista Group International, Ltd. 4,415
Norway - 2.0%
731 Norway Royal Salmon ASA 14,625
Singapore - 0.9%
15,100 Koufu Group, Ltd. 6,215
Sweden - 4.9%
810 Balco Group AB 6,616
293 BioGaia AB 12,440
2,009 Humana AB 7,920
877 Troax Group AB 8,138
35,114
Switzerland - 1.1%
368 Lastminute.com NV
(a)
8,220
United Kingdom - 9.5%
1,300 accesso Technology Group PLC
(a)
2,987
4,518 Biffa PLC
(b)
10,090
2,300 Blancco Technology Group PLC
(a)
5,314
7,046 Clipper Logistics PLC 13,128
470 Craneware PLC 11,180
1,149 CVS Group PLC 11,774
4,678 The Gym Group PLC
(b)
8,193
2,333 Urban & Civic PLC 6,027
68,693
Total Common Stock (Cost $778,704) 592,957
Exchange Traded Funds - 6.9%
798 iShares MSCI Emerging Markets Small-
Capital ETF 25,600
739 SPDR S&P Emerging Markets SmallCap
ETF 24,468
Total Exchange Traded Funds (Cost $67,171) 50,068
Shares Security Description Value
Money Market Fund - 6.2%
44,698 BlackRock Liquidity Funds FedFund
Portfolio, Institutional Shares, 0.36%
(c)
(Cost $44,698) 44,698
Investments, at value - 95.3% (Cost $890,573) $ 687,723
Other Assets & Liabilities, Net - 4.7% 33,572
Net Assets - 100.0% $ 721,295
ETF Exchange Traded Fund
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A under the
Securities Act of 1933. At the period end, the value of these securities amounted to $26,719 or 3.7% of net assets.
(c) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of March 31, 2020.

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
2
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Australia $ 64,828 $ – $ – $ 64,828
Austria 24,020 – – 24,020
Belgium 4,804 – – 4,804
Canada 33,056 – – 33,056
China 3,895 – – 3,895
Cyprus 5,431 – – 5,431
France 35,256 – – 35,256
Germany 22,714 – – 22,714
Hong Kong 26,704 – – 26,704
Ireland 15,262 – – 15,262
Italy 5,914 – – 5,914
Japan 204,178 – – 204,178
Luxembourg 9,613 – – 9,613
New Zealand 4,415 – – 4,415
Norway 14,625 – – 14,625
Singapore 6,215 – – 6,215
Sweden 35,114 – – 35,114
Switzerland 8,220 – – 8,220
United Kingdom 68,693 – – 68,693
Exchange Traded Funds 50,068 – – 50,068
Money Market Fund – 44,698 – 44,698
Investments at Value $ 643,025 $ 44,698 $ – $ 687,723